EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
EQUITY

NOTE 34 - EQUITY

The Company's Capital Stock as of December 31, 2019 is R$ 31,305,331 (R$ 31,305,331 as of December 31, 2018) and its shares have no par value. Preferred shares have voting rights and are not convertible into common shares. However, they have priority in the repayment of capital and in the distribution of dividends, at annual rates of 8% for class "A" shares (subscribed until June 23, 1969) and 6% for class "B" shares (subscribed from June 24, 1969), calculated on the capital stock corresponding to each class of shares.

The Capital Stock is distributed by major shareholders and by type of shares as of December 31, 2019, as follows:

12/31/2019

	COMMON		PREFERRED			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	554,394,671	51.00	—	—	411	0.00	554,395,082	40.99
BNDESPAR	141,757,951	13.04	—	—	18,691,102	7.04	160,449,053	11.86
BNDES	74,545,264	6.86	—	—	18,262,671	6.88	92,807,935	6.86
Banco Clássico	54,400,000	5.00	—	—	—	—	54,400,000	4.02
Fundo Nacional de Desenvolvimento (CEF)	45,621,589	4.20	—	—	—	—	45,621,589	3.37
American Depositary Receipts – ADR’s	27,121,748	2.49	—	—	8,030,814	3.03	35,152,562	2.60
Fundo Garantidor da Habitação Popular (CEF)	1,000,000	0.09	—	—	—	—	1,000,000	0.07
Fundos 3G Radar	73,204	0.01	—	—	20,564,000	7.75	20,637,204	1.53
Others	188,135,870	17.31	146,920	100.00	199,887,885	75.31	388,170,675	28.70
	1,087,050,297	100.00	146,920	100.00	265,436,883	100.00	1,352,634,100	100.00

Of the total 493,926,737 minority shares, 244,690,962, or 49.54%, are owned by non-resident investors, of which 134,668,660 are common shares, 28 are class “A” preferred shares and 110,022,274 class “B” preferred shares.

Of the total stake of shareholders domiciled abroad, 27,121,748 common shares and 8,030,814 class “B” preferred shares are in custody, backing the American Depositary Receipts (ADRs) Program, which are traded on the New York Stock Exchange (NYSE).

On December 30, 2019 there was an advance for future capital increase of Eletrobras' shareholders (approved at the 177th EGM in February 2020) in the amount of R$ 7,751,940. Eletrobras' capital stock will be R$ 39,057,271 divided into 1,288,842,596 common shares, 146,920 class “A” preferred shares and 279,941,394 class “B” preferred shares, more details in note 32. With this increase, capital stock will be distributed as follows:

12/31/2019

	COMMON		PREFERRED			TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Series A	%	Series B	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
Banco Clássico	65,536,875	5.08	—	—	—	—	65,536,875	4.18
Fundo Nacional de Desenvolvimento (CEF)	45,621,589	3.54	—	—	—	—	45,621,589	2.91
American Depositary Receipts – ADR’s	25,158,848	1.95	—	—	7,120,619	2.54	32,279,467	2.06
Fundo Garantidor da Habitação Popular (CEF)	1,000,000	0.08	—	—	—	—	1,000,000	0.06
Fundos 3G Radar	3,300,129	0.26	—	—	22,773,900	8.14	26,074,029	1.66
Others	264,033,056	20.49	146,920	100.00	213,092,608	76.12	477,272,584	30.42
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

34.1. Capital Reserve

This reserve represents the company's accumulated capital surplus. The amounts earmarked for this purpose are permanently invested and cannot be used to pay dividends.

34.2 Profit reserves

34.2.1 - Legal reserve

Recognized through the appropriation of 5% of net income for the year, in accordance with Law 6,404/1976.

34.2.2 - Profit Retention Reserve

Pursuant to Law 6,404/1976, the General Meeting may, at the proposal of the management bodies, resolve to retain a portion of the net income for the year provided for in the capital budget previously approved by it.

34.2.3 - Statutory Reserves

The General Meeting will allocate, in addition to the legal reserve, calculated on the net profits for the year:

I - 1% as a reserve for studies and projects; and II - 50%, as an investment reserve.

34.2.4 - Special Dividend Reserve

On December 31, 2018, the Company constituted R$ 2,291,889 in a special dividend reserve, based on Article 202, Paragraphs 4 and 5, Law 6,404/1976.

34.3 Compensation to shareholders

The Company's bylaws establish a minimum mandatory dividend of 25% of net income, adjusted under the terms of the corporate law, respecting the minimum remuneration for preferred A and B shares, of 8% and 6%, respectively, of the nominal value of the share capital relating to these types and classes of shares, providing for the possibility of paying interest over the share capital.

The profit distribution is shown below, attributed to the minimum dividends, under the terms of the applicable law, as well as the total value of the compensation proposed to shareholders, to be resolved in Ordinary General Assembly:

Assigment of Net Profit
	2019	2018
Fiscal year balance assignment	10,697,124	13,262,378
(-) Legal Reserve (5% of the Net Income)	(534,856)	(663,119)
(+) Realization of the revaluarion reserve	—	22,434
(+) Unclaimed Remuneration to Shareholders - Expired	—	362
(+) Adjustment of IFRS 9 and 15	(157,205)	2,525,081
(+) Adjustment of investees	—	5,721
(-) Mandatory dividend of 2018 (25% of the adjusted Net Income)	(2,540,567)	(3,155,514)
Ratained earnings to be allocated	7,464,496	11,997,342
(-) Constitution of Statutory Reserve for Investments (50% of Net Income)	(5,348,562)	(6,631,189)
(-) Constitution of Statutory Reserve for studies and projects (1% of Net Income)	(106,971)	(132,624)
(-) Constitution of Profit Retention Reserve (Art. 196, LSA)	(2,008,963)	(5,233,529)
(=) Balance from fiscal year to be distributed	—	—